Financial Liabilities (Details)				9 Months Ended	12 Months Ended
	Feb. 06, 2025 USD ($)	Aug. 06, 2024 USD ($)	Sep. 23, 2022 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 23, 2023 USD ($)
Financial Liabilities (Details) [Line Items]
Accrued interest payable				$ 122,000	$ 14,000	$ 223,000
Outstanding balance
Received fee		$ 450,000
Other issuance costs		55,000
Redeem of streeterville convertible note							$ 750,000
Derivative Liability				$ 666,000		528,000
Unsecured Promissory Note [Member]
Financial Liabilities (Details) [Line Items]
Initial principal amount		8,250,000	$ 8,250,000
Interest percentage			10.00%
Maturity date			18 years
Original issue discount		750,000	$ 750,000
Outstanding balance percentage			120.00%
Redemption amount					750,000
Outstanding balance					$ 7,000,000
Trading days					7
Interest rate					15.00%
Cash for streeterville convertible note		$ 7,500,000
Streeterville [Member]
Financial Liabilities (Details) [Line Items]
Interest percentage		10.00%
Streeterville Unsecured Note [Member]
Financial Liabilities (Details) [Line Items]
Initial principal amount			$ 8,250,000
Interest percentage			10.00%
Maturity date			18 months
Original issue discount			$ 750,000
Streeterville Capital, LLC [Member]
Financial Liabilities (Details) [Line Items]
Outstanding balance					$ 1,900,000	$ 7,200,000
Forecast [Member]
Financial Liabilities (Details) [Line Items]
Received fee		$ 450,000
Closing trade percentage	8.00%
Conversion price equal rate	92.00%
Common Stock exceeding percentage	4.99%
Minimum market capitalization value	$ 10,000,000
Aggregate sales of Conversion percentage	10.00%
Derivative Liability	$ 666,000
Accruing outstanding balance percentage	15.00%
Forecast [Member] | Unsecured Promissory Note [Member]
Financial Liabilities (Details) [Line Items]
Redeem of streeterville convertible note	$ 750,000
Forecast [Member] | Streeterville [Member]
Financial Liabilities (Details) [Line Items]
Interest percentage		10.00%
Maturity date		18 years
Redemption amount	10.00%
Forecast [Member] | Minimum [Member]
Financial Liabilities (Details) [Line Items]
Market capitalization percentage	9.99%
Outstanding balance percentage	5.00%
Forecast [Member] | Maximum [Member]
Financial Liabilities (Details) [Line Items]
Outstanding balance percentage	10.00%